Basis of preparation (Details)	6 Months Ended
	Dec. 31, 2021 GBP (£) item	Dec. 31, 2021 USD ($)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
COVID-19 pandemic
Number of domestic games played instead of overseas tour | item	4
Number of home domestic games played instead of overseas tour | item	2
Cash resources	£ 87,434,000		£ 110,658,000		£ 80,620,000
Borrowings	582,237,000		530,236,000		536,140,000
Senior secured notes
COVID-19 pandemic
Notional amount | $		$ 425,000,000		$ 425,000,000		$ 425,000,000
Borrowings	312,318,000		304,474,000		308,388,000
Secured term loan facility
COVID-19 pandemic
Notional amount | $		$ 225,000,000		$ 225,000,000		$ 225,000,000
Borrowings	164,734,000		160,575,000		162,638,000
Revolving facilities
COVID-19 pandemic
Undrawn borrowing facilities	100,000,000		140,000,000		140,000,000
Borrowings	£ 100,000,000		£ 60,000,000		£ 60,000,000